TAXATION (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
UK Corporation Tax [member]
TAXATION (Details) [Line Items]
Applicable tax rate	19.00%	19.25%	20.00%